UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: -811-05749

THE CHINA FUND, INC.

(Exact name of registrant as specified in charter)
c/o STATE STREET BANK AND TRUST COMPANY
2 AVENUE DE LAFAYETTE
P.O. BOX 5049
BOSTON, MA 02206-5049

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for	Copy to:
Service)

Tracie A. Coop	Leonard B. Mackey, Jr., Esq.
Secretary	Clifford Chance U.S. LLP
The China Fund, Inc.	31 West 52nd Street
4 Copley Place, 5th Floor	New York, New York 10019
Boston, MA 02116
Registrant’s telephone number, including area code: (888) 246-2255
Date of fiscal year end: October 31
Date of reporting period: January 31, 2011

Item 1. Schedule of Investments.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS
January 31, 2011 (Unaudited)

Name of Issuer and Title of Issue	Shares	Value (Note A)
COMMON STOCK AND OTHER EQUITY INTERESTS
HONG KONG
Consumer Discretionary — (8.7%)
FU JI Food & Catering Services *^#(2)	5,462,000	$—
Huiyin Household Appliances Holdings Co., Ltd. *#†(2)	160,413,750	38,081,271
Intime Department Store Group Co., Ltd.	5,278,629	7,708,352
Ports Design, Ltd. (1)	4,549,500	12,522,443
Shangri-La Asia, Ltd. Rights (expiration 02/07/11) #(1)	255,128	9,330
Shangri-La Asia, Ltd. (1)	3,061,555	7,975,101
Yorkey Optical International Cayman, Ltd. #	4,880,926	901,909

		67,198,406

Consumer Staples — (2.8%)
Chaoda Modern Agriculture (Holdings), Ltd. (1)	13,999,357	9,952,128
Natural Beauty Bio-Technology, Ltd. #	47,710,000	11,326,071

		21,278,199

Health Care — (1.6%)
China Shineway Pharmaceutical Group, Ltd. (1)	2,222,000	5,605,646
Golden Meditech Co., Ltd. # (1)	35,040,000	6,564,703

		12,170,349

Telecommunications — (1.7%)
China Mobile, Ltd.	1,365,500	13,430,803

Utilities — (2.9%)
China Water Affairs Group, Ltd. (1)	19,976,000	7,587,494
Enn Energy Holdings, Ltd. (1)	5,084,000	15,070,082

		22,657,576

TOTAL HONG KONG — (Cost $94,480,303)	17.7%	136,735,333

HONG KONG — “H” SHARES
Consumer Discretionary — (2.4%)
Boshiwa International Holding, Ltd. *#	24,932,000	18,939,867

Consumer Staples — (3.7%)
Asian Citrus Holdings, Ltd. (1)	6,677,000	7,968,240
Wumart Stores, Inc. #(1)	9,889,000	20,760,308

		28,728,548

Health Care — (14.5%)
China Medical System Holdings, Ltd. *#†	72,353,760	66,848,507
See notes to schedule to investments.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (continued)
January 31, 2011 (Unaudited)

Name of Issuer and Title of Issue	Shares	Value (Note A)
COMMON STOCK AND OTHER EQUITY INTERESTS (continued)
HONG KONG — “H” SHARES (continued)
Shandong Weigao Group Medical Polymer Co., Ltd. #(1)	9,176,000	$23,784,985
Sinopharm Group Co., Ltd. (1)	6,056,800	21,412,282

		112,045,774

Industrials — (0.9%)
Fook Woo Group Holdings, Ltd. *(1)	19,836,000	7,127,057

Telecommunications — (1.0%)
ZTE Corp. (1)	1,875,689	7,377,164

TOTAL HONG KONG — “H” SHARES — (Cost $71,997,419)	22.5%	174,218,410

TOTAL HONG KONG (INCLUDING “H” SHARES) — (Cost $166,477,722)	40.2%	310,953,743

SINGAPORE
Consumer Staples — (6.0%)
China Fishery Group, Ltd. #(1)	13,255,000	22,894,529
Hsu Fu Chi International, Ltd. #	9,484,000	23,719,265

		46,613,794

Financials — (0.6%)
Financial One Corp.*#(1)	12,030,000	4,842,087

Information Technology — (0.4%)
CDW Holding, Ltd. #†	48,208,000	3,108,371

TOTAL SINGAPORE — (Cost $22,654,775)	7.0%	54,564,252

TAIWAN
Consumer Discretionary — (7.6%)
FamilyMart Co., Ltd. #	4,501,652	15,969,078
Far Eastern Department Stores, Ltd. (1)	19,543,604	34,933,548
Synnex Technology International Corp. (1)	3,088,006	8,146,623

		59,049,249

Consumer Staples — (2.7%)
Lien Hwa Industrial Corp.	8,724,881	6,926,297
Uni-President Enterprises Corp.	10,023,901	13,774,643

		20,700,940

See notes to schedule to investments.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (continued)
January 31, 2011 (Unaudited)

Name of Issuer and Title of Issue	Shares	Value (Note A)
COMMON STOCK AND OTHER EQUITY INTERESTS (continued)
TAIWAN (continued)
Financials — (7.8%)
Chinatrust Financial Holding Co., Ltd. (1)	17,527,288	$14,970,527
Fubon Financial Holdings Co., Ltd.	5,195,134	7,264,295
KGI Securities Co., Ltd.	16,984,780	9,856,677
Ruentex Development Co., Ltd. (1)	12,694,000	19,236,314
Yuanta Financial Holdings Co., Ltd.	10,520,593	8,533,002

		59,860,815

	Face Amount
Financials — (1.0%)
Taiwan Life Insurance Co., Ltd. 4.0% 12/28/14 #†@(2)	NT$200,000,000	8,217,527

	Shares
Information Technology — (1.4%)
WPG Holdings Co., Ltd.	5,335,103	10,510,165

Materials — (1.6%)
China Metal Products Co., Ltd. #	11,500,347	12,793,346

TOTAL TAIWAN — (Cost $81,848,660)	22.1%	171,132,042

UNITED STATES
Energy — (1.3%)
Far East Energy Corp. *#†	16,392,823	9,835,694

Health Care — (2.9%)
Mindray Medical International, Ltd., ADR (1)	291,700	7,630,872
WuXi PharmaTech Cayman, Inc., ADR *	883,490	15,072,339

		22,703,211

Information Technology — (1.1%)
Hollysys Automation Technologies, Ltd. *(1)	530,200	8,509,710

TOTAL UNITED STATES — (Cost $33,574,182)	5.3%	41,048,615

TOTAL COMMON STOCK AND OTHER EQUITY INTERESTS — (Cost $304,555,339)	74.6%	577,698,652

See notes to schedule to investments.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (continued)
January 31, 2011 (Unaudited)

Name of Issuer and Title of Issue	Shares	Value (Note A)
EQUITY LINKED SECURITIES
Consumer Discretionary — (1.0%)
Shanghai Yuyuan Tourist Mart Co., Ltd. Access Product (expiration 03/26/14) 144A (4)	4,293,036	$8,010,028

Consumer Staples — (0.9%)
Wuliangye Yibin Co., Ltd. Access Product (expiration 01/20/15) 144A *(3)	1,403,507	6,997,886

Financials — (6.1%)
Ping An Insurance (Group) Company of China, Ltd. Access Product (expiration 01/17/12) 144A *(3)	1,114,259	8,386,896
Ping An Insurance (Group) Company of China, Ltd. Access Product (expiration 04/01/13) 144A *(4)	2,661,500	20,032,797
Zhejiang China Commodities City Group Co., Ltd. Access Product (expiration 01/17/12) 144A *(3)	2,771,970	13,449,598
Zhejiang Guyuelongshan, Ltd. Access Product (expiration 10/07/13) 144A *(4)	3,022,849	5,672,134

		47,541,425

Industrials — (3.4%)
China Railway Construction Corp., Ltd. Access Product (expiration 01/17/12) 144A *(3)	3,932,600	4,734,850
Qinghai Salt Lake Potash Co., Ltd. Access Product (expiration 01/20/15) 144A *(3)	178,729	1,513,093
Shanghai Qiangsheng Holding Co., Ltd. Access Product (expiration 01/17/12) 144A *(3)	4,237,252	4,620,355
Shanghai Qiangsheng Holding Co., Ltd. Access Product (expiration 11/13/14) 144A *(4)	6,245,400	6,810,065
Suning Appliance Co., Ltd. Access Product (expiration 01/20/15) 144A * (3)	4,311,019	8,190,936

		25,869,299

Materials — (1.0%)
Tangshan Jidong Cement Co., Ltd. Access Product (expiration 08/11/15) 144A *(4)	1,366,387	4,620,842
Tangshan Jidong Cement Co., Ltd. Access Product (expiraton 01/20/15) 144A *(3)	987,700	3,347,316

		7,968,158

TOTAL EQUITY LINKED SECURITIES — (Cost $76,593,504)	12.4%	96,386,796

See notes to schedule to investments.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (continued)
January 31, 2011 (Unaudited)

Name of Issuer and Title of Issue	Shares	Value (Note A)
DIRECT INVESTMENTS (5)
Consumer Staples — (2.0%)
Zong Su Foods (acquired 09/21/10) *#†(2)	2,677	$15,000,034

Health Care — (1.9%)
China Bright (acquired 08/27/10) *#†(2)(6)	14,665,617	14,942,352

Industrials — (1.2%)
Qingdao Bright Moon Seaweed Group Co., Ltd., (acquired 02/28/08) *#†(2)(6)	31,827,172	9,293,534

	Face Amount
Industrials — (0.0%)
Ugent Holdings, Ltd., 12.0% 04/06/12 (acquired 04/06/09) *#†@(2)	HK$177,000,000	—

	Shares
Information Technology — (1.8%)
China Silicon Corp. Common Stock, (acquired 01/08-09/10) *#†(2)	2,301,863	—
China Silicon Corp., Series A Preferred (acquired 11/30/07) *#†(2)	27,418	—
HAND Enterprise Solutions Co., Ltd. Common Stock (acquired 02/11/10) *#†(2)	8,027,241	14,192,162
HAND Enterprise Solutions Pte, Ltd. Preferred (acquired 02/01/07) *#†(2)	500,000	—

		14,192,162

TOTAL DIRECT INVESTMENTS — (Cost $71,111,838)	6.9%	53,428,082

COLLATERAL FOR SECURITIES ON LOAN— (7.5%)
State Street Navigator Prime Portfolio	58,222,288	58,222,288

TOTAL COLLATERAL FOR SECURITIES ON LOAN — (Cost $58,222,288)	7.5%	58,222,288

SHORT TERM INVESTMENTS UNITED STATES
Repurchase Agreement with State Street Bank and Trust, 0.01%, 02/01/11 (7)	16,195,000	16,195,000

TOTAL UNITED STATES — (Cost $16,195,000)	2.1%	16,195,000

See notes to schedule to investments.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (continued)
January 31, 2011 (Unaudited)

	Shares
TOTAL INVESTMENTS** — (Cost $526,677,969)	103.5%	801,930,818

OTHER ASSETS AND LIABILITIES	(3.5)%	(27,262,395)

NET ASSETS	100.0%	$774,668,423

Notes to Schedule of Investments

(A)	Portfolio securities listed on recognized United States or foreign securities exchanges are valued at the last quoted sales price in the principal market where they are traded. Listed securities with no such sales price and unlisted securities are valued at the mean between the current bid and asked prices, if any, from brokers. Short-term investments having maturities of sixty days or less are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount) which when combined with accrued interest approximates market value. Securities for which market quotations are not readily available are valued at fair value in good faith by or at the direction of the Board of Directors and considering relevant factors, data and information including, if relevant, the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded. Direct Investments are valued at fair value as determined by or at the direction of the Board of Directors based on financial and other information supplied by the Direct Investment Manager regarding each Direct Investment. Forward currency contracts are valued at the current cost of offsetting the contract. Equity linked securities are valued at fair value primarily based on the value(s) of the security (or securities) underlying, which normally follows the same methodology as the valuation of securities listed on recognized exchanges.

The Fund’s investments in China companies involve certain risks not typically associated with investments in securities of U.S. companies or the U.S. Government, including risks relating to (1) social, economic and political uncertainty; (2) price volatility, lesser liquidity and smaller market capitalization of securities markets in which securities of China companies trade; (3) currency exchange fluctuations, currency blockage and higher rates of inflation; (4) controls on foreign investment and limitations on repatriation of invested capital and on the Fund’s ability to exchange local currencies for U.S. dollars; (5) governmental involvement in and control over the economy; (6) risk of nationalization or expropriation of assets; (7) the nature of the smaller, less seasoned and newly organized China companies, particularly in China; and (8) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and less government supervision and regulation.

*	Denotes non-income producing security.

^	Security is deemed worthless.

#	Illiquid security.

†	Affiliated issuer (see Note B).

@	The bond contains a feature or option to be converted into common stock.

(1)	A portion or all of the security is on loan. As of January 31, 2011, the market value of the securities loaned was $61,468,896.

(2)	Security valued at fair value using methods determined in good faith by or at the direction of the Board of Directors.

(3)	Equity linked securities issued by Citigroup Global Markets Holdings.

(4)	Equity linked securities issued by Credit Lyonnais (CLSA).

(5)	Direct investments are generally restricted as to resale and do not have a readily available resale market. On the date of acquisition of each direct investment, there were no market quotations on similar securities, and such investments were therefore valued in good faith by the Board of Directors at fair market value. The securities continue to be valued in good faith by Board of Directors at fair market value as of January 31, 2011.

(6)	The Fund holds a put option which allows the Fund to sell the investment for a value at least equal to the purchase price under certain circumstances.

(7)	Repurchase agreement, dated 01/31/11, due 02/01/11 with repurchase proceeds of $16,195,005 is collateralized by US Treasury Bill 2.50% due 04/30/15 with a market value of $16,520,967.

144A Securities restricted for resale to Qualified Institutional Buyers. At January 31, 2011, these restricted securities amounted to $96,386,796, which represented 12.44% of total net assets.

ADR American Depositary Receipt
See notes to schedule to investments.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (continued)
January 31, 2011 (Unaudited)

**	At January 31, 2011, the cost of investment securities for tax purposes was $526,677,969. Net unrealized appreciation of investment securities for tax purposes was $275,252,849, consisting of unrealized losses of $38,346,575 on securities that had decreased in value since their purchase and $313,599,424 in unrealized gains on securities that had risen in value since their purchase.
See notes to schedule to investments.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (continued)
JANUARY 31, 2011 (Unaudited)
Fair Value Measurement
The fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
•	Level 1 — Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 — Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

•	Level 3 — Inputs that are unobservable.
The following is a summary of the inputs used as of January 31, 2011 in valuing the Fund’s investments carried at value:
ASSETS VALUATION INPUT

Description	Level 1	Level 2	Level 3	Total

COMMON STOCK AND OTHER EQUITY INTERESTS
Hong Kong
Consumer Discretionary	$29,117,135	$—	$38,081,271	$67,198,406
Consumer Staples	21,278,199	—	—	21,278,199
Health Care	12,170,349	—	—	12,170,349
Telecommunications	13,430,803	—	—	13,430,803
Utilities	22,657,576	—	—	22,657,576

Total Hong Kong	98,654,062	—	38,081,271	136,735,333

Hong Kong — “H” Shares
Consumer Discretionary	18,939,867	—	—	18,939,867
Consumer Staples	28,728,548	—	—	28,728,548
Health Care	112,045,774	—	—	112,045,774
Industrials	7,127,057	—	—	7,127,057
Telecommunications	7,377,164	—	—	7,377,164

Total Hong Kong — “H” Shares	174,218,410	—	—	174,218,410

Singapore
Consumer Staples	46,613,794	—	—	46,613,794
Financials	4,842,087	—	—	4,842,087
Information Technology	3,108,371	—	—	3,108,371

Total Singapore	54,564,252	—	—	54,564,252

Taiwan
Consumer Discretionary	59,049,249	—	—	59,049,249
Consumer Staples	20,700,940	—	—	20,700,940
Financials	59,860,815	—	8,217,527	68,078,342
Information Technology	10,510,165	—	—	10,510,165
Materials	12,793,346	—	—	12,793,346

Total Taiwan	162,914,515	—	8,217,527	171,132,042

United States
Energy	9,835,694	—	—	9,835,694
Health Care	22,703,211	—	—	22,703,211
Information Technology	8,509,710	—	—	8,509,710

Total United States	41,048,615	—	—	41,048,615

TOTAL COMMON STOCK AND OTHER EQUITY INTERESTS	531,399,854	—	46,298,798	577,698,652

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (continued)
JANUARY 31, 2011 (Unaudited)

Description	Level 1	Level 2	Level 3	Total

EQUITY LINKED SECURITIES
Consumer Discretionary	$—	$8,010,028	$—	$8,010,028
Consumer Staples	—	6,997,886	—	6,997,886
Financials	—	47,541,425	—	47,541,425
Industrials	—	25,869,299	—	25,869,299
Materials	—	7,968,158	—	7,968,158

TOTAL EQUITY LINKED SECURITIES	—	96,386,796	—	96,386,796

DIRECT INVESTMENTS
Consumer Staples	—	—	15,000,034	15,000,034
Health Care	—	—	14,942,352	14,942,352
Industrials	—	—	9,293,534	9,293,534
Information Technology	—	—	14,192,162	14,192,162

TOTAL DIRECT INVESTMENTS	—	—	53,428,082	53,428,082

COLLATERAL FOR SECURITIES ON LOAN	—	58,222,288	—	58,222,288
SHORT TERM INVESTMENTS
United States	—	16,195,000	—	16,195,000

TOTAL INVESTMENTS	$531,399,854	$170,804,084	$99,726,880	$801,930,818

The Fund’s policy is to recognize transfers between levels at the end of the reporting period. As of January 31, 2011, there was no significant security transfer activity between Level 1 and Level 2.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the fund during the period ending January 31, 2011:

								Change in
								Unrealized
				Change in				Appreciation
	Balance as of	Net	Realized	Unrealized	Transfers	Transfers	Balance as of	(Depreciation) from
Investments in	October 31,	Purchases	Gain	Appreciation	in to	out of	January 31,	Investments Held at
Securities	2010	(Sales)	(Loss)	(Depreciation)	Level 3	Level 3	2011	January 31, 2011

COMMON STOCK AND OTHER EQUITY INTERESTS
Consumer Discretionary	$44,491,832	$—	$—	$(6,410,561)	$—	$—	$38,081,271	$(6,410,561)
Financials	7,936,254	—	—	281,273	—	—	8,217,527	281,273

	52,428,086	—	—	(6,129,288)	—	—	46,298,798	(6,129,288)

DIRECT INVESTMENTS
Consumer Staples	15,000,034	—	—	—	—	—	15,000,034	—
Health Care	15,021,769	—	—	(79,417)	—	—	14,942,352	(79,417)
Industrials	9,293,534	—	—	—	—	—	9,293,534	—
Information Technology	14,192,162	—	—	—	—	—	14,192,162	—

	53,507,499	—	—	(79,417)	—	—	53,428,082	(79,417)

	$105,935,585	—	—	$(6,208,705)	—	—	$99,726,880	$(6,208,705)

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (continued)
JANUARY 31, 2011 (Unaudited)
Direct Investments: The Fund may invest up to 25% of the net proceeds from its offering of its outstanding common stock in direct investments. Direct investments are generally restricted and do not have a readily available resale market. Because of the absence of any public trading market for these investments, the The Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices on these sales could be less than those originally paid by the Fund. Issuers whose securities are not publicly traded may not be subject to public disclosure and other investor protections requirements applicable to publicly traded securities. The value of these securities at January 31, 2011 was $53,428,082 or 6.9% of the Fund’s net asset value. The table below details the acquisition date, cost, and value of the Fund’s direct investments as determined by the Board of Directors of the Fund. The Fund does not have the right to demand that such securities be registered.

Security	Acquisition Date	Cost	Value
China Bright	08/27/2010	$14,969,436	$14,942,352
China Silicon Corp., Series A Preferred	11/30/2007	6,552,874	—
China Silicon Corp. Common Stock	01/08 – 09/10	1,458,811	—
HAND Enterprise Solutions Pte, Ltd. Preferred	02/01/2007	—	—
HAND Enterprise Solutions Co., Ltd. Common Stock	02/11/2010	3,164,275	14,192,162
Qingdao Bright Moon Seaweed Group Co., Ltd.	02/28/2008	7,121,480	9,293,534
Ugent Holdings, Ltd.	04/06/2009	22,844,928	—
Zong Su Foods	09/21/2010	15,000,034	15,000,034

		$71,111,838	$53,428,082

NOTE B — Investments in Non-Controlled Affiliates*:

	Balance of	Gross	Gross	Balance of
	Shares Held	Purchases	Sales	Shares Held	Value
	October 31,	and	and	January 31,	January 31,
Name of Issuer	2010	Additions	Reductions	2011	2011

CDW Holdings, Ltd.	51,458,000	—	3,250,000	48,208,000	$3,108,371
China Bright	14,665,617	—	—	14,665,617	14,942,352
China Medical Systems Holdings, Ltd.	72,353,760	—	—	72,353,760	66,848,507
China Silcon Corp. Common Stock	2,301,863	—	—	2,301,863	—
China Silcon Corp. Series A Preferred	27,418	—	—	27,418	—
China Silicon Corp. Warrants	685,450	—	685,450	—	—
Far East Energy Corp.	17,529,277	—	1,136,454	16,392,823	9,835,694
HAND Enterprise Solutions Pte, Ltd. Preferred	500,000	—	—	500,000	—
HAND Enterprise Solutions Co., Ltd. Common Stock	8,027,241	—	—	8,027,241	14,192,162
Huiyin Household Appliances Holdings Co., Ltd.	160,413,750	—	—	160,413,750	38,081,271
Qingdao Bright Moon Seaweed Group Co., Ltd.	31,827,172	—	—	31,827,172	9,293,534
Taiwan Life Insurance Co., Ltd.	200,000,000	—	—	200,000,000	8,217,527
Ugent Holdings, Ltd.	177,000,000	—	—	177,000,000	—
Zong Su Foods	2,677	—	—	2,677	15,000,034

*	Affiliated issuers, as defined in the 1940 Act as amended, include issuers in which the Fund held 5% or more of the outstanding voting securities.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-Q that includes the disclosure required by this paragraph based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
The certification required by Rule 30a-2(a) of the 1940 Act (17 CFR 270.30a-2(a)) is attached as an exhibit to this filing.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE CHINA FUND, INC.
By:	/s/ Jamie Skinner
Jamie Skinner
President and Chief Executive Officer

Date: 3/16/11
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jamie Skinner
Jamie Skinner
President and Chief Executive Officer

Date: 3/16/11

By:	/s/ Laura F. Healy
Laura F. Healy
Treasurer

Date: 3/16/11